Segments of Operations (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Total assets	$ 35,838	$ 32,241	$ 27,442
Property and Casualty Insurance [Member]
Assets:
Total assets	11,740	11,466	11,711
Annuity and Supplemental Insurance [Member]
Assets:
Total assets	20,389	17,696	15,387
Other Segment [Member]
Assets:
Total assets	$ 3,709	$ 3,079	$ 344